Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Preferred Trust
Entity Central Index Key	0001556505
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000143962
Shareholder Report [Line Items]
Fund Name	The Gold Bullion Strategy Fund
Trading Symbol	QGLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gold Bullion Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.goldbullionstrategyfund.com/index.php/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$252	1.95%

Expenses Paid, Amount	$ 252
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund returned 58.80% for the 12 months ended December 31, 2025, as gold continued its strong performance by more than doubling its return from calendar year 2024.  The S&P 500 Index, the Fund’s benchmark, gained 17.88%. The S&P GSCI Gold Index earned 62.47% for the period.

Strategy

The Fund is designed to track the daily price movements of gold; thus, most of its performance is linked to gold’s gains or losses.

Techniques

The strong performance of Gold during the period continued to be driven by a softening U.S. Dollar, trade uncertainty, and global central bank demand.

Adhering to its stated investment strategy, the Fund tracked closely with gold prices primarily by using futures contracts. However, after accounting for fund expenses, the Fund did lag modestly due to variances related to the rolling of futures contracts versus the S&P GSCI Gold Index. The Fund will continue to execute its investment strategy in an effort to track daily gold prices.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	The Gold Bullion Strategy Fund	S&P 500® Index	S&P GSCI Gold Index
Apr-2016	$10,000	$10,000	$10,000
Dec-2016	$8,979	$10,821	$9,111
Dec-2017	$9,940	$13,183	$10,276
Dec-2018	$9,474	$12,605	$9,987
Dec-2019	$11,015	$16,574	$11,788
Dec-2020	$13,058	$19,624	$14,257
Dec-2021	$12,173	$25,257	$13,647
Dec-2022	$11,538	$20,683	$13,547
Dec-2023	$12,661	$26,120	$15,284
Dec-2024	$15,635	$32,655	$19,352
Dec-2025	$24,828	$38,494	$31,443

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (April 19, 2016)
The Gold Bullion Strategy Fund	58.80%	13.71%	9.83%
S&P 500® Index	17.88%	14.42%	14.91%
S&P GSCI Gold Index	62.47%	17.14%	12.53%

Performance Inception Date	Apr. 19, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 189,125,757
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 1,067,643
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$189,125,757 Number of Portfolio Holdings14 Advisory Fee $1,067,643 Portfolio Turnover68%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.9%
Certificate Of Deposit	4.3%
Exchange-Traded Funds	5.3%
Money Market Funds	88.5%

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Gold	100.00%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 3.640%,	76.0%
First American Government Obligations Fund Class Z, 3.603%,	9.5%
iShares 0-3 Month Treasury Bond ETF	4.2%
Mount Vernon Liquid Assets Portfolio, LLC, 3.860%,	1.8%
SPDR Gold Shares	0.9%
Connexus Credit Union, 4.000%, 08/30/27	0.5%
Flushing Bank, 4.000%, 08/12/26	0.5%
Axos Bank, 3.800%, 04/02/27	0.5%
Customers Bank, 4.000%, 08/17/26	0.5%
Ally Bank, 3.750%, 09/27/27	0.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000126480
Shareholder Report [Line Items]
Fund Name	The Gold Bullion Strategy Fund
Trading Symbol	QGLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gold Bullion Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.goldbullionstrategyfund.com/index.php/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$175	1.35%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund returned 59.37% for the 12 months ended December 31, 2025, as gold continued its strong performance by more than doubling its return from calendar year 2024. The S&P 500 Index, the Fund’s benchmark, gained 17.88%. The S&P GSCI Gold Index earned 62.47% for the period.

Strategy

The Fund is designed to track the daily price movements of gold; thus, most of its performance is linked to gold’s gains or losses.

Techniques

The strong performance of Gold during the period continued to be driven by a softening U.S. Dollar, trade uncertainty, and global central bank demand.

Adhering to its stated investment strategy, the Fund tracked closely with gold prices primarily by using futures contracts. However, after accounting for fund expenses, the Fund did lag modestly due to variances related to the rolling of futures contracts versus the S&P GSCI Gold Index. The Fund will continue to execute its investment strategy in an effort to track daily gold prices.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	The Gold Bullion Strategy Fund	S&P 500® Index	S&P GSCI Gold Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$10,680	$11,196	$10,775
Dec-2017	$11,897	$13,640	$12,152
Dec-2018	$11,412	$13,042	$11,811
Dec-2019	$13,347	$17,149	$13,940
Dec-2020	$15,920	$20,304	$16,861
Dec-2021	$14,926	$26,132	$16,140
Dec-2022	$14,233	$21,399	$16,021
Dec-2023	$15,710	$27,025	$18,075
Dec-2024	$19,507	$33,786	$22,887
Dec-2025	$31,088	$39,827	$37,185

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The Gold Bullion Strategy Fund	59.37%	14.32%	12.01%
S&P 500® Index	17.88%	14.42%	14.82%
S&P GSCI Gold Index	62.47%	17.14%	14.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 189,125,757
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 1,067,643
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$189,125,757 Number of Portfolio Holdings14 Advisory Fee $1,067,643 Portfolio Turnover68%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.9%
Certificate Of Deposit	4.3%
Exchange-Traded Funds	5.3%
Money Market Funds	88.5%

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Gold	100.00%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 3.640%,	76.0%
First American Government Obligations Fund Class Z, 3.603%,	9.5%
iShares 0-3 Month Treasury Bond ETF	4.2%
Mount Vernon Liquid Assets Portfolio, LLC, 3.860%,	1.8%
SPDR Gold Shares	0.9%
Connexus Credit Union, 4.000%, 08/30/27	0.5%
Flushing Bank, 4.000%, 08/12/26	0.5%
Axos Bank, 3.800%, 04/02/27	0.5%
Customers Bank, 4.000%, 08/17/26	0.5%
Ally Bank, 3.750%, 09/27/27	0.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.